UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22663

 NAME OF REGISTRANT:                     eUnitsTM 2 Year U.S. Market
                                         Participation Trust II:
                                         Upside to Cap / Buffered
                                         Downside



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                05/26

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


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eUnitsTM 2 Year U.S. Market Participation Trust II
--------------------------------------------------------------------------------------------------------------
eUnitsTM 2 Year U.S. Market Participation Trust II:  Upside to Cap / Buffered Downside was liquidated on
May 23, 2014.  The Fund held no securities which required a proxy vote on or before May 23, 2014.


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         eUnitsTM 2 Year U.S. Market Participation Trust II:
		     Upside to Cap / Buffered Downside
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/18/2014